Unrealized Gains or Losses on Level 3 Instruments held or in Issue at the Reporting Date (Detail) - Unrealized Gains or Losses [Member] - Valuation technique unobservable parameters (Level 3) - EUR (€)
€ in Millions
	Dec. 31, 2018	Dec. 31, 2017
Financial assets held at fair value [Abstract]
Trading securities, assets	€ 46	€ (15)
Positive market values from derivative financial instruments	1,152	171
Other trading assets	136	55
Non-trading financial assets mandatory at fair value through profit and loss	354
Financial assets designated at fair value through profit or loss	0	2
Financial assets mandatory at fair value through other comprehensive income	2
Financial assets available for sale		123
Other financial assets at fair value	2	33
Total financial assets held at fair value	1,692	368
Financial liabilities held at fair value:
Trading securities, liabilities	0	3
Negative market values from derivative financial instruments	(849)	(740)
Other trading liabilities	0	0
Financial liabilities designated at fair value through profit or loss	124	4
Other financial liabilities at fair value	294	(249)
Total financial liabilities held at fair value	(431)	(981)
Total	€ 1,261	€ (613)